Document and Entity Information	12 Months Ended
Jul. 22, 2013
Document Document And Entity Information [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 22, 2013
Trading Symbol	WWW
Entity Registrant Name	WOLVERINE WORLD WIDE INC /DE/
Entity Central Index Key	0000110471